Shareholder Report			6 Months Ended
		Sep. 01, 2025	Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			DBX ETF TRUST
Entity Central Index Key			0001503123
Entity Investment Company Type			N-1A
Document Period End Date			Feb. 28, 2026
C000191729
Shareholder Report [Line Items]
Fund Name			Xtrackers High Beta High Yield Bond ETF
Class Name			Xtrackers High Beta High Yield Bond ETF
Trading Symbol			HYUP
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYUP	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[1]		0.20%
AssetsNet			$ 39,997,769
Holdings Count | Holding			660
Advisory Fees Paid, Amount			$ 26,669
InvestmentCompanyPortfolioTurnover			33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	39,997,769
Number of Portfolio Holdings	660
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	26,669
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Communications	22%
Consumer, Cyclical	16%
Financial	14%
Consumer, Non-cyclical	13%
Energy	13%
Basic Materials	7%
Industrial	5%
Technology	4%
Utilities	4%
Diversified	0%
Table Summary
Country	% of Net Assets
United States	79%
United Kingdom	4%
Canada	4%
Luxembourg	3%
Other	7%

Largest Holdings [Text Block]
Table Summary
Credit Rating	% of Net Assets
BBB	1%
BB	54%
B	30%
CCC	14%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000194565
Shareholder Report [Line Items]
Fund Name			Xtrackers Low Beta High Yield Bond ETF
Class Name			Xtrackers Low Beta High Yield Bond ETF
Trading Symbol			HYDW
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYDW	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[2]		0.20%
AssetsNet			$ 66,132,345
Holdings Count | Holding			598
Advisory Fees Paid, Amount			$ 112,466
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	66,132,345
Number of Portfolio Holdings	598
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	112,466
Modified duration to worst	2.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Consumer, Non-cyclical	20%
Consumer, Cyclical	19%
Industrial	17%
Financial	14%
Energy	9%
Communications	8%
Basic Materials	4%
Technology	4%
Utilities	4%
Table Summary
Country	% of Net Assets
United States	86%
Canada	5%
Other	7%

Largest Holdings [Text Block]
Table Summary
Credit Rating	% of Net Assets
BBB	12%
BB	76%
B	12%
CCC	0%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000232992
Shareholder Report [Line Items]
Fund Name			Xtrackers Risk Managed USD High Yield Strategy ETF
Class Name			Xtrackers Risk Managed USD High Yield Strategy ETF
Trading Symbol			HYRM
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers Risk Managed USD High Yield Strategy ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Risk Managed USD High Yield Strategy ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYRM	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.36%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount			$ 13
Expense Ratio, Percent	[3]		0.25%
Material Change Date		Sep. 01, 2025
AssetsNet			$ 49,142,182
Holdings Count | Holding			4
Advisory Fees Paid, Amount			$ 58,731
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	49,142,182
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	58,731
Modified duration to worst	2.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

The Fund's Board of Trustees approved the liquidation of the Fund to occur on or about May 20, 2026. After the close of business on May 7, 2026, the Fund will no longer accept creation orders or trade on the NYSE.

Material Fund Change Objectives [Text Block]			The Fund's Board of Trustees approved the liquidation of the Fund to occur on or about May 20, 2026. After the close of business on May 7, 2026, the Fund will no longer accept creation orders or trade on the NYSE.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000191727
Shareholder Report [Line Items]
Fund Name			Xtrackers Short Duration High Yield Bond ETF
Class Name			Xtrackers Short Duration High Yield Bond ETF
Trading Symbol			SHYL
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SHYL	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[4]		0.20%
AssetsNet			$ 257,858,211
Holdings Count | Holding			810
Advisory Fees Paid, Amount			$ 240,479
InvestmentCompanyPortfolioTurnover			24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	257,858,211
Number of Portfolio Holdings	810
Portfolio Turnover Rate (%)	24
Total Net Advisory Fees Paid ($)	240,479
Modified duration to worst	2.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Communications	18%
Consumer, Cyclical	17%
Consumer, Non-cyclical	16%
Financial	14%
Industrial	10%
Energy	9%
Basic Materials	5%
Technology	5%
Utilities	3%
Diversified	0%
Table Summary
Country	% of Net Assets
United States	80%
Canada	5%
United Kingdom	3%
Luxembourg	2%
Japan	2%
Other	5%

Largest Holdings [Text Block]
Table Summary
Credit Rating	% of Net Assets
BBB	6%
BB	62%
B	21%
CCC	10%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000245668
Shareholder Report [Line Items]
Fund Name			Xtrackers USD High Yield BB-B ex Financials ETF
Class Name			Xtrackers USD High Yield BB-B ex Financials ETF
Trading Symbol			BHYB
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BHYB	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[5]		0.20%
AssetsNet			$ 2,080,300,467
Holdings Count | Holding			1,467
Advisory Fees Paid, Amount			$ 1,441,391
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	2,080,300,467
Number of Portfolio Holdings	1,467
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	1,441,391
Modified duration to worst	3.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Consumer, Cyclical	22%
Consumer, Non-cyclical	17%
Communications	15%
Energy	13%
Industrial	12%
Basic Materials	7%
Utilities	4%
Financial	4%
Technology	4%
Diversified	0%
Table Summary
Country	% of Net Assets
United States	84%
Canada	5%
United Kingdom	2%
Other	7%

Largest Holdings [Text Block]
Table Summary
Credit Rating	% of Net Assets
BBB	7%
BB	70%
B	23%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000138373
Shareholder Report [Line Items]
Fund Name			Xtrackers USD High Yield Corporate Bond ETF
Class Name			Xtrackers USD High Yield Corporate Bond ETF
Trading Symbol			HYLB
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYLB	$3	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 3
Expense Ratio, Percent	[6]		0.05%
AssetsNet			$ 3,711,860,697
Holdings Count | Holding			1,257
Advisory Fees Paid, Amount			$ 936,624
InvestmentCompanyPortfolioTurnover			16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	3,711,860,697
Number of Portfolio Holdings	1,257
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	936,624
Modified duration to worst	2.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Consumer, Cyclical	17%
Consumer, Non-cyclical	17%
Communications	16%
Financial	14%
Energy	11%
Industrial	10%
Basic Materials	6%
Technology	4%
Utilities	4%
Diversified	0%
Table Summary
Country	% of Net Assets
United States	83%
Canada	4%
United Kingdom	3%
Luxembourg	2%
Other	6%

Largest Holdings [Text Block]
Table Summary
Credit Rating	% of Net Assets
BBB	6%
BB	64%
B	22%
CCC	7%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000237218
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 100 Ex Top 20 ETF
Class Name			Xtrackers S&P 100 Ex Top 20 ETF
Trading Symbol			XOEX
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers S&P 100 Ex Top 20 ETF (formerly, Xtrackers S&P 500 Value Scored & Screened ETF) (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers S&P 100 Ex Top 20 ETF (formerly, Xtrackers S&P 500 Value Scored & Screened ETF) (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XOEX	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent	[7]		0.15%
AssetsNet			$ 116,667,905
Holdings Count | Holding			81
Advisory Fees Paid, Amount			$ 16,135
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	116,667,905
Number of Portfolio Holdings	81
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	16,135

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000261436
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 Diversified Sector Weight ETF
Class Name			Xtrackers S&P 500 Diversified Sector Weight ETF
Trading Symbol			SPXD
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Diversified Sector Weight ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Diversified Sector Weight ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXD	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 5
Expense Ratio, Percent	[8]		0.09%
AssetsNet			$ 6,680,031
Holdings Count | Holding			503
Advisory Fees Paid, Amount			$ 2,774
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	6,680,031
Number of Portfolio Holdings	503
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	2,774

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000237217
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 Growth Scored & Screened ETF
Class Name			Xtrackers S&P 500 Growth Scored & Screened ETF
Trading Symbol			SNPG
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Growth Scored & Screened ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Growth Scored & Screened ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPG	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent	[9]		0.15%
AssetsNet			$ 12,372,811
Holdings Count | Holding			62
Advisory Fees Paid, Amount			$ 10,245
InvestmentCompanyPortfolioTurnover			32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	12,372,811
Number of Portfolio Holdings	62
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	10,245

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000211086
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 Scored & Screened ETF
Class Name			Xtrackers S&P 500 Scored & Screened ETF
Trading Symbol			SNPE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Scored & Screened ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Scored & Screened ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPE	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 5
Expense Ratio, Percent	[10]		0.10%
AssetsNet			$ 2,374,293,633
Holdings Count | Holding			312
Advisory Fees Paid, Amount			$ 1,110,272
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	2,374,293,633
Number of Portfolio Holdings	312
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	1,110,272

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000238398
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P Dividend Aristocrats Screened ETF
Class Name			Xtrackers S&P Dividend Aristocrats Screened ETF
Trading Symbol			SNPD
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers S&P Dividend Aristocrats Screened ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers S&P Dividend Aristocrats Screened ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPD	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent	[11]		0.15%
AssetsNet			$ 5,404,355
Holdings Count | Holding			106
Advisory Fees Paid, Amount			$ 3,774
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	5,404,355
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	3,774

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000223768
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P MidCap 400 Scored & Screened ETF
Class Name			Xtrackers S&P MidCap 400 Scored & Screened ETF
Trading Symbol			MIDE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers S&P MidCap 400 Scored & Screened ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers S&P MidCap 400 Scored & Screened ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MIDE	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent	[12]		0.15%
AssetsNet			$ 3,910,205
Holdings Count | Holding			263
Advisory Fees Paid, Amount			$ 3,004
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	3,910,205
Number of Portfolio Holdings	263
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	3,004

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000270610
Shareholder Report [Line Items]
Fund Name			Xtrackers Europe Defense Technologies ETF
Class Name			Xtrackers Europe Defense Technologies ETF
Trading Symbol			XDEF
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers Europe Defense Technologies ETF (the "Fund") for the period February 19, 2026 (commencement of operations) to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Europe Defense Technologies ETF (the "Fund") for the period February 19, 2026 (commencement of operations) to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XDEF	$1Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period February 19, 2026 (commencement of operations) through February 28, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	[13]		$ 1
Expense Ratio, Percent	[14]		0.35%
AssetsNet			$ 4,856,027
Holdings Count | Holding			29
Advisory Fees Paid, Amount			$ 474
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	4,856,027
Number of Portfolio Holdings	29
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	474

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Industrials	93%
Information Technology	5%
Communication Services	2%
Table Summary
Country	% of Net Assets
United Kingdom	32%
France	24%
Germany	18%
Italy	6%
Sweden	5%
Norway	5%
Denmark	4%
Spain	4%
Luxembourg	2%

Largest Holdings [Text Block]
Table Summary
Holdings	61.5% of Net Assets
BAE Systems PLC (United Kingdom)	8.6%
Rolls-Royce Holdings PLC (United Kingdom)	8.4%
Safran SA (France)	8.1%
Rheinmetall AG (Germany)	7.2%
Airbus SE (France)	6.6%
Saab AB (Sweden)	4.6%
Thales SA (France)	4.5%
Leonardo SpA (Italy)	4.5%
Babcock International Group PLC (United Kingdom)	4.5%
Kongsberg Gruppen ASA (Norway)	4.5%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000267035
Shareholder Report [Line Items]
Fund Name			Xtrackers Europe Market Leaders ETF
Class Name			Xtrackers Europe Market Leaders ETF
Trading Symbol			XEML
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers Europe Market Leaders ETF (the "Fund") for the period December 23, 2025 (commencement of operations) to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Europe Market Leaders ETF (the "Fund") for the period December 23, 2025  (commencement of operations) to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XEML	$7Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 23, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	[15]		$ 7
Expense Ratio, Percent	[16]		0.35%
AssetsNet			$ 5,467,616
Holdings Count | Holding			41
Advisory Fees Paid, Amount			$ 3,378
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	5,467,616
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	3,378

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Health Care	30%
Industrials	26%
Consumer Discretionary	12%
Consumer Staples	11%
Information Technology	9%
Utilities	6%
Communication Services	5%
Energy	1%
Materials	0%
Table Summary
Country	% of Net Assets
France	36%
Switzerland	24%
Germany	13%
United Kingdom	10%
Netherlands	6%
Spain	4%
Denmark	3%
Sweden	3%
Other	1%

Largest Holdings [Text Block]
Table Summary
Holdings	49.9% of Net Assets
ASML Holding NV (Netherlands)	5.4%
Novartis AG (Switzerland)	5.2%
Deutsche Telekom AG (Germany)	5.2%
ABB Ltd. (Switzerland)	5.2%
GSK PLC (United Kingdom)	5.0%
Roche Holding AG (Switzerland)	4.9%
Vinci SA (France)	4.8%
Safran SA (France)	4.8%
Schneider Electric SE (France)	4.8%
Nestle SA (Switzerland)	4.6%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000152993
Shareholder Report [Line Items]
Fund Name			Xtrackers FTSE Developed ex US Multifactor ETF
Class Name			Xtrackers FTSE Developed ex US Multifactor ETF
Trading Symbol			DEEF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEEF	$13	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 13
Expense Ratio, Percent	[17]		0.24%
AssetsNet			$ 59,730,623
Holdings Count | Holding			1,237
Advisory Fees Paid, Amount			$ 63,460
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	59,730,623
Number of Portfolio Holdings	1,237
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	63,460

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Industrials	27%
Financials	14%
Consumer Discretionary	11%
Materials	10%
Consumer Staples	10%
Utilities	8%
Communication Services	5%
Information Technology	4%
Real Estate	4%
Energy	4%
Health Care	3%
Table Summary
Country	% of Net Assets
Japan	31%
United Kingdom	9%
Australia	8%
South Korea	7%
Canada	6%
France	5%
Israel	4%
Germany	4%
Sweden	3%
Switzerland	3%
Hong Kong	3%
Other	13%

Largest Holdings [Text Block]
Table Summary
Holdings	6.3% of Net Assets
ACS Actividades de Construccion y Servicios SA (Spain)	0.8%
Imperial Brands PLC (United Kingdom)	0.7%
RWE AG (Germany)	0.7%
Eiffage SA (France)	0.7%
Sumitomo Electric Industries Ltd. (Japan)	0.6%
Tesco PLC (United Kingdom)	0.6%
Obayashi Corp. (Japan)	0.6%
Orange SA (France)	0.6%
WH Group Ltd. (Hong Kong)	0.5%
Hyundai Mobis Co. Ltd. (South Korea)	0.5%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000217052
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Kokusai Equity ETF
Class Name			Xtrackers MSCI Kokusai Equity ETF
Trading Symbol			KOKU
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KOKU	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 5
Expense Ratio, Percent	[18]		0.09%
AssetsNet			$ 728,940,997
Holdings Count | Holding			1,138
Advisory Fees Paid, Amount			$ 313,124
InvestmentCompanyPortfolioTurnover			2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	728,940,997
Number of Portfolio Holdings	1,138
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	313,124

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Information Technology	26%
Financials	16%
Industrials	11%
Health Care	10%
Consumer Discretionary	9%
Communication Services	9%
Consumer Staples	6%
Energy	4%
Materials	4%
Utilities	3%
Real Estate	2%
Table Summary
Country	% of Net Assets
United States	73%
United Kingdom	4%
Canada	4%
Switzerland	3%
France	3%
Germany	3%
Australia	2%
Netherlands	2%
Other	6%

Largest Holdings [Text Block]
Table Summary
Holdings	27.5% of Net Assets
NVIDIA Corp. (United States)	5.4%
Apple, Inc. (United States)	4.8%
Alphabet, Inc. (United States)	4.2%
Microsoft Corp. (United States)	3.5%
Amazon.com, Inc. (United States)	2.5%
Broadcom, Inc. (United States)	1.8%
Meta Platforms, Inc. (United States)	1.8%
Tesla, Inc. (United States)	1.4%
Eli Lilly & Co. (United States)	1.1%
JPMorgan Chase & Co. (United States)	1.0%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196640
Shareholder Report [Line Items]
Fund Name			Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Class Name			Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Trading Symbol			QARP
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QARP	$10	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[19]		0.19%
AssetsNet			$ 73,105,831
Holdings Count | Holding			350
Advisory Fees Paid, Amount			$ 71,411
InvestmentCompanyPortfolioTurnover			1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	73,105,831
Number of Portfolio Holdings	350
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	71,411

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000152991
Shareholder Report [Line Items]
Fund Name			Xtrackers Russell US Multifactor ETF
Class Name			Xtrackers Russell US Multifactor ETF
Trading Symbol			DEUS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEUS	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 9
Expense Ratio, Percent	[20]		0.17%
AssetsNet			$ 227,738,887
Holdings Count | Holding			843
Advisory Fees Paid, Amount			$ 159,621
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	227,738,887
Number of Portfolio Holdings	843
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	159,621

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196639
Shareholder Report [Line Items]
Fund Name			Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Class Name			Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Trading Symbol			EMCR
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCR	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent	[21]		0.15%
AssetsNet			$ 62,325,800
Holdings Count | Holding			1,376
Advisory Fees Paid, Amount			$ 37,982
InvestmentCompanyPortfolioTurnover			9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	62,325,800
Number of Portfolio Holdings	1,376
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	37,982

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Information Technology	33%
Financials	22%
Consumer Discretionary	11%
Communication Services	11%
Industrials	6%
Health Care	6%
Materials	4%
Consumer Staples	3%
Real Estate	2%
Utilities	1%
Energy	0%
Table Summary
Country	% of Net Assets
China	23%
Taiwan	22%
South Korea	16%
India	12%
Hong Kong	4%
Brazil	4%
South Africa	4%
Saudi Arabia	2%
United Arab Emirates	2%
Mexico	2%
Thailand	2%
Other	6%

Largest Holdings [Text Block]
Table Summary
Holdings	31.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11.1%
Samsung Electronics Co. Ltd. (South Korea)	4.7%
Tencent Holdings Ltd. (China)	4.6%
Alibaba Group Holding Ltd. (Hong Kong)	3.7%
SK hynix, Inc. (South Korea)	2.7%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.1%
Delta Electronics, Inc. (Taiwan)	1.0%
PDD Holdings, Inc. (Ireland)	0.9%
HDFC Bank Ltd. (India)	0.8%
China Construction Bank Corp. (China)	0.7%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196638
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI EAFE Selection Equity ETF
Class Name			Xtrackers MSCI EAFE Selection Equity ETF
Trading Symbol			EASG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers MSCI EAFE Selection Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI EAFE Selection Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EASG	$8	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent	[22]		0.14%
AssetsNet			$ 69,366,200
Holdings Count | Holding			360
Advisory Fees Paid, Amount			$ 44,414
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	69,366,200
Number of Portfolio Holdings	360
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	44,414

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Financials	23%
Industrials	19%
Health Care	11%
Information Technology	10%
Consumer Discretionary	9%
Consumer Staples	7%
Materials	6%
Communication Services	5%
Utilities	5%
Energy	3%
Real Estate	2%
Table Summary
Country	% of Net Assets
Japan	26%
United Kingdom	14%
France	13%
Switzerland	9%
Netherlands	8%
Australia	5%
Sweden	5%
Germany	4%
Spain	3%
Italy	3%
Denmark	3%
Other	5%

Largest Holdings [Text Block]
Table Summary
Holdings	21.8% of Net Assets
ASML Holding NV (Netherlands)	5.0%
AstraZeneca PLC (United Kingdom)	2.8%
Novartis AG (Switzerland)	2.8%
HSBC Holdings PLC (United Kingdom)	2.8%
Schneider Electric SE (France)	1.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.4%
Unilever PLC (United Kingdom)	1.4%
TotalEnergies SE (France)	1.4%
Hitachi Ltd. (Japan)	1.3%
Iberdrola SA (Spain)	1.3%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196637
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Emerging Markets Climate Selection ETF
Class Name			Xtrackers MSCI Emerging Markets Climate Selection ETF
Trading Symbol			EMCS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Climate Selection ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Climate Selection ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCS	$9	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 9
Expense Ratio, Percent	[23]		0.15%
AssetsNet			$ 918,548,511
Holdings Count | Holding			68
Advisory Fees Paid, Amount			$ 543,916
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	918,548,511
Number of Portfolio Holdings	68
Portfolio Turnover Rate (%)	50
Total Net Advisory Fees Paid ($)	543,916

Holdings [Text Block]
Table Summary
Sector	% of Net Assets
Information Technology	41%
Financials	32%
Consumer Discretionary	10%
Communication Services	9%
Materials	3%
Energy	2%
Real Estate	1%
Utilities	1%
Industrials	1%
Table Summary
Country	% of Net Assets
Taiwan	35%
South Korea	19%
China	17%
India	9%
Brazil	4%
Hong Kong	4%
Mexico	2%
United States	2%
United Kingdom	2%
Other	6%

Largest Holdings [Text Block]
Table Summary
Holdings	52.6% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	18.5%
Samsung Electronics Co. Ltd. (South Korea)	9.8%
Tencent Holdings Ltd. (China)	5.7%
SK hynix, Inc. (South Korea)	5.3%
Alibaba Group Holding Ltd. (Hong Kong)	4.1%
Ping An Insurance Group Co. of China Ltd. (China)	2.1%
Southern Copper Corp. (United States)	1.8%
China Construction Bank Corp. (China)	1.8%
HDFC Bank Ltd. (India)	1.8%
Itausa SA (Brazil)	1.7%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000241385
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI USA Climate Action Equity ETF
Class Name			Xtrackers MSCI USA Climate Action Equity ETF
Trading Symbol			USCA
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCA	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 4
Expense Ratio, Percent	[24]		0.07%
AssetsNet			$ 2,785,718,890
Holdings Count | Holding			272
Advisory Fees Paid, Amount			$ 1,063,576
InvestmentCompanyPortfolioTurnover			9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	2,785,718,890
Number of Portfolio Holdings	272
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	1,063,576

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000210444
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI USA Selection Equity ETF
Class Name			Xtrackers MSCI USA Selection Equity ETF
Trading Symbol			USSG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers MSCI USA Selection Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI USA Selection Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USSG	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 5
Expense Ratio, Percent	[25]		0.09%
AssetsNet			$ 545,967,075
Holdings Count | Holding			263
Advisory Fees Paid, Amount			$ 236,987
InvestmentCompanyPortfolioTurnover			1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	545,967,075
Number of Portfolio Holdings	263
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	236,987

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000236536
Shareholder Report [Line Items]
Fund Name			Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Class Name			Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Trading Symbol			USNZ
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USNZ	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 5
Expense Ratio, Percent	[26]		0.10%
AssetsNet			$ 279,007,338
Holdings Count | Holding			307
Advisory Fees Paid, Amount			$ 137,980
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	279,007,338
Number of Portfolio Holdings	307
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	137,980

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000247939
Shareholder Report [Line Items]
Fund Name			Xtrackers RREEF Global Natural Resources ETF
Class Name			Xtrackers RREEF Global Natural Resources ETF
Trading Symbol			NRES
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NRES	$26	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 26
Expense Ratio, Percent	[27]		0.45%
AssetsNet			$ 38,918,691
Holdings Count | Holding			57
Advisory Fees Paid, Amount			$ 75,637
InvestmentCompanyPortfolioTurnover			69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	38,918,691
Number of Portfolio Holdings	57
Portfolio Turnover Rate (%)	69
Total Net Advisory Fees Paid ($)	75,637

Holdings [Text Block]
Table Summary
Industry	% of Net Assets
Metals & Mining	37%
Oil, Gas & Consumable Fuels	29%
Chemicals	10%
Containers & Packaging	8%
Paper & Forest Products	7%
Food Products	5%
Energy Equipment & Services	2%
Specialized REITs	1%
Table Summary
Country	% of Net Assets
United States	36%
Canada	20%
United Kingdom	10%
Brazil	7%
South Africa	4%
France	4%
Switzerland	3%
Finland	3%
Ireland	3%
China	3%
Norway	2%
Other	3%

Largest Holdings [Text Block]
Table Summary
Holdings	38.9% of Net Assets
Nutrien Ltd. (Canada)	5.9%
Exxon Mobil Corp. (United States)	4.3%
Chevron Corp. (United States)	4.3%
Gold Fields Ltd. (South Africa)	4.1%
Newmont Corp. (United States)	4.1%
TotalEnergies SE (France)	3.8%
Shell PLC (United Kingdom)	3.3%
Kinross Gold Corp. (Canada)	3.2%
Anglogold Ashanti PLC (United Kingdom)	3.1%
Franco-Nevada Corp. (Canada)	2.8%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Based on the period February 19, 2026 (commencement of operations) through February 28, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[14]	Annualized.
[15]	Based on the period December 23, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.